PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Air Freight & Logistics 1.0%
FedEx Corp.	1,532	$360,832
Banks 7.0%
Bank of America Corp.	8,689	415,161
JPMorgan Chase & Co.	5,425	921,653
PNC Financial Services Group, Inc. (The)	5,363	1,131,754
		2,468,568
Beverages 2.3%
Diageo PLC (United Kingdom), ADR	3,964	791,492
Building Products 2.0%
Johnson Controls International PLC	9,791	718,366
Capital Markets 7.4%
Apollo Global Management, Inc.	10,359	797,125
Goldman Sachs Group, Inc. (The)	2,268	937,478
KKR & Co., Inc.	10,777	858,603
		2,593,206
Chemicals 0.6%
Westlake Chemical Corp.	2,088	203,246
Containers & Packaging 2.0%
Avery Dennison Corp.	3,202	697,139
Diversified Consumer Services 1.6%
Service Corp. International	8,395	574,973
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	11,402	405,569
Entertainment 0.4%
Walt Disney Co. (The)*	829	140,159
Equity Real Estate Investment Trusts (REITs) 4.8%
Alexandria Real Estate Equities, Inc.	2,107	430,123

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.	3,001	$710,277
SBA Communications Corp.	1,594	550,456
		1,690,856
Food & Staples Retailing 3.3%
Sysco Corp.	9,381	721,399
Walmart, Inc.	3,034	453,340
		1,174,739
Food Products 1.8%
Hershey Co. (The)	3,691	647,217
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	3,893	501,769
Medtronic PLC	2,613	313,194
Stryker Corp.	2,213	588,813
		1,403,776
Hotels, Restaurants & Leisure 7.5%
Aramark	4,894	178,533
Darden Restaurants, Inc.	3,990	575,119
McDonald’s Corp.	3,766	924,741
MGM Resorts International	20,547	968,996
		2,647,389
Household Durables 1.0%
D.R. Horton, Inc.	3,981	355,384
Industrial Conglomerates 1.0%
Honeywell International, Inc.	1,556	340,173
Insurance 1.9%
Marsh & McLennan Cos., Inc.	4,059	677,041

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.6%
Mastercard, Inc. (Class A Stock)	675	$226,476
Visa, Inc. (Class A Stock)	1,497	317,020
		543,496
Machinery 3.7%
Caterpillar, Inc.	1,726	352,121
Deere & Co.	929	318,006
Oshkosh Corp.	5,912	632,584
		1,302,711
Media 0.5%
Comcast Corp. (Class A Stock)	3,222	165,707
Metals & Mining 2.9%
Freeport-McMoRan, Inc.	10,174	383,763
Steel Dynamics, Inc.	9,427	622,936
		1,006,699
Multi-Utilities 2.6%
CenterPoint Energy, Inc.	35,581	926,529
Oil, Gas & Consumable Fuels 11.4%
Cheniere Energy, Inc.*	4,879	504,489
Chevron Corp.	8,629	987,934
Enbridge, Inc. (Canada)	24,440	1,023,058
EOG Resources, Inc.	3,817	352,920
Valero Energy Corp.	2,615	202,218
Williams Cos., Inc. (The)	32,553	914,414
		3,985,033
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	5,409	315,885
Eli Lilly & Co.	4,380	1,115,849
		1,431,734
Road & Rail 5.1%
Canadian National Railway Co. (Canada)	4,198	557,956

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
TFI International, Inc. (Canada)	6,736	$746,551
Union Pacific Corp.	1,934	466,868
		1,771,375
Semiconductors & Semiconductor Equipment 5.5%
ASML Holding NV (Netherlands)(a)	1,067	867,343
QUALCOMM, Inc.	1,229	163,506
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	3,450	392,265
Texas Instruments, Inc.	1,224	229,476
Universal Display Corp.	1,590	291,288
		1,943,878
Software 4.9%
Intuit, Inc.	1,556	974,041
Microsoft Corp.	2,228	738,849
		1,712,890
Specialty Retail 1.5%
Home Depot, Inc. (The)	980	364,305
Ross Stores, Inc.	1,579	178,743
		543,048
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	7,611	1,140,128
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. (Class B Stock)	1,255	209,949

Total Long-Term Investments (cost $24,795,815)		34,573,302

Short-Term Investments 3.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	533,694	533,694

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $829,513; includes $829,501 of cash collateral for securities on loan)(b)(wa)	830,011	$829,513

Total Short-Term Investments (cost $1,363,207)		1,363,207

TOTAL INVESTMENTS 102.4% (cost $26,159,022)		35,936,509
Liabilities in excess of other assets (2.4)%		(857,201)

Net Assets 100.0%		$35,079,308

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LIBOR—London Interbank Offered Rate
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $812,880; cash collateral of $829,501 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).